Organization - Additional Information (Detail) ¥ in Millions		12 Months Ended
	Dec. 09, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation		Nov. 16, 2016
Net asset of VIE, not pledged		$ 740,000,000	¥ 4,811	¥ 2,566
Qufenqi (Ganzhou) Information Technology Co., Ltd. ("Qufenqi Ganzhou") [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Date of incorporation		Sep. 05, 2016
Business acquisition, consideration	$ 100,000
Technical support and consulting services fees based Beijing Happy Time's profit before tax, percentage		100.00%
Variable Interest Entity [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Percentage of controlled subsidiary		100.00%